Related Party Disclosures - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Key Management Personnel Compensation [Abstract]
Outstanding amounts due to key management personnel	£ 0.7	£ 0.1